Document and Entity Information	9 Months Ended
Mar. 31, 2014
Document and Entity Information
Entity Registrant Name	DORIAN LPG LTD.
Entity Central Index Key	0001596993
Document Type	20-F
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	48,365,012
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY